Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary Of Employee Option Activity
The following table sets forth the summary of employee option activity for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		USD	In years	USD’000	USD
Outstanding at January 1, 2019	4,980,394	0.3806	8.19	35,875	7.13
Granted	490,759	0.6000			7.27
Exercised	(1,894,994)	0.1484
Forfeited	(937,438)	0.5477

Outstanding at December 31, 2019	2,638,721	0.5288	8.39	11,429	8.76

Outstanding at January 1, 2020	2,638,721	0.5288	8.39	11,429	8.76
Granted	2,983,730	0.6633			2.38
Exercised	(536,107)	0.5246
Forfeited	(1,920,717)	0.4849

Outstanding at December 31, 2020	3,165,627	0.6829	8.74	3,070	4.95

Outstanding at January 1, 2021	3,165,627	0.6829	8.74	3,070	4.95
Granted	110,000	0.6000			1.85
Exercised	(481,407)	0.3016
Forfeited	(854,470)	0.5611

Outstanding at December 31, 2021	1,939,750	0.8265	7.74	190	5.35

Vested and expected to vest at December 31, 2021	1,591,307	0.8630	7.64	187	5.64
Exercisable at December 31, 2021	1,004,010	0.6207	7.32	130	6.88

Summary of Assumptions Used in Determining Fair Value of Share Options Grant
The binomial option pricing model is used to determine the fair value of the share options granted to employees and directors. The fair values of share options granted during the years ended December 31, 2019, 2020 and 2021.

	2019	2020	2021
Expected volatility (i)	45.82%~47.20%	46.8%~53.05%	55.30%
Risk-free interest rate (ii)	1.75%~2.82%	0.78%~0.99%	1.89%
Exercise multiple	2.8	2.2~2.8	2.2
Expected dividend yield (iii)	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	5%	5%	5%
Exercise price	US$0.60	US$0.01\US$0.60\US$3.24	US$0.60
Fair value of the common share on the date of option grant (US$) (iv)	US$2.90-US$11.94	US$1.26~US$4.11	US$1.85

Notes:
(i)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(ii)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the US Treasury Strip Bond with a maturity life equal to the expected life to expiration.

(iii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iv)
Before the IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third party valuation firm by using income approach.